Financial instruments - classification - Reverse repos and repos (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Bank deposits
Financial instruments
Repos	£ 1,446	£ 7,912
Customer deposits
Financial instruments
Repos	9,829	14,541
Trading liabilities
Financial instruments
Repos	23,740	19,389
Trading assets
Financial instruments
Reverse repos	21,537	20,742
Loans to banks - amortised cost
Financial instruments
Reverse repos	277	189
Loans to customers - amortised cost
Financial instruments
Reverse repos	£ 19,750	£ 25,962